DERIVATIVE LIABILITIES (Detail Textuals 3) - Recurring fair value measurement - Level 3 of fair value hierarchy	Sep. 30, 2018 USD ($)
Disclosure of financial liabilities [line items]
Sensitivity analysis of fair value, increase in derivative warrants, impact of 10 percent increase in market price	$ 5,057
Sensitivity analysis of fair value, Decrease in derivative warrants, impact of 10 percent Decrease in market price	4,503
Sensitivity analysis of fair value, increase in derivative warrants, impact of 10 percent increase in volatility	14,598
Sensitivity analysis of fair value, Decrease in derivative warrants, impact of 10 percent Decrease in volatility	$ 10,039